BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Key management personnel compensation	R$ 35,241	R$ 32,205
Salaries, benefits and social charges	21,141	19,658
Variable compensation	R$ 14,100	R$ 12,547